Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings

11. Borrowings

2022 Notes

On December 22, 2015, the Company closed a private placement of $175.0 million aggregate principal amount of 11.50% 2022 Notes and entered into an indenture (the “U.S. Bank Indenture”) with U.S. Bank National Association as trustee and collateral agent (the “2020 Notes Trustee”). As a result of this placement, the Company received net proceeds of approximately $168.5 million, after deducting private placement and offering expenses payable by the Company. The private placement and offering expenses included $0.9 million of transaction costs that were expensed in accordance with the debt modification guidance per ASC 470, Debt, as further discussed below. The 2022 Notes bear interest at a rate of 11.50% per year, payable semi-annually on June 15 and December 15 of each year, beginning on June 15, 2016. The Company will pay semi-annual installments of principal on the 2022 Notes of $21,875,000 each, subject to adjustment as provided in the 2022 Notes, on June 15 and December 15 of each year, beginning on June 15, 2019. The 2022 Notes will mature on December 15, 2022, unless earlier redeemed or repurchased in accordance with their terms prior to such date.

The Company may redeem the 2022 Notes at its option, in whole or in part from time to time at a price equal to the principal amount plus accrued interest and a specified make-whole premium. If the Company experiences certain change of control events as defined in the U.S. Bank Indenture, the holders of the 2022 Notes will have the right to require the Company to purchase all or a portion of the 2022 Notes at a purchase price in cash equal to 101% of the principal amount thereof, plus accrued and unpaid interest to the date of purchase. In addition, upon certain Asset Sale events as defined in the U.S. Bank Indenture, the Company may be required to offer to use the net proceeds thereof to purchase all or a portion of the 2022 Notes at 100% of the principal amount thereof, plus accrued and unpaid interest to the date of purchase.

The 2022 Notes are senior secured obligations of the Company and will be equal in right of payment to all existing and future pari passu indebtedness of the Company (including the Company’s outstanding Convertible Notes), will be senior in right of payment to all existing and future subordinated indebtedness of the Company, will have the benefit of a security interest in the 2022 Notes collateral and will be junior in lien priority in respect of any asset-based lending collateral that secures any first priority lien obligations from time to time. The 2022 Notes contain customary covenants, including covenants that limit or restrict the Company’s ability to incur liens, incur indebtedness, and make certain restricted payments, but do not contain covenants related to future financial performance. The 2022 Notes are secured by a first priority lien on substantially all of the Company’s assets.

The 2022 Notes contain customary events of default. Upon certain events of default occurring, the 2022 Notes Trustee may declare 100% of the principal of and accrued and unpaid interest, if any, on all the 2022 Notes to be due and payable. In the case of certain events of bankruptcy, insolvency or reorganization involving the Company or a restricted subsidiary, 100% of the principal of, and accrued and unpaid interest on, the 2022 Notes will automatically become due and payable. There have been no events of default as of or during the year ended December 31, 2016.

The Company assessed the 2022 Notes pursuant to ASC 815, Derivatives and Hedging, to determine if any features necessitated bifurcation from the host instrument. The Company concluded that none of the embedded redemption features within the 2022 Notes require bifurcation, as these features are clearly and closely related to the host instrument.

Debt issuance costs incurred by the Company, excluding costs allocated to the debt modification as discussed below, are accounted for as a direct deduction to the carrying value of the 2022 Notes and are amortized to interest expense using the effective interest method over the life of the 2022 Notes. The effective interest rate associated with the 2022 Notes is 12.32%. For the years ended December 31, 2016 and 2015, interest expense related to the 2022 Notes was approximately $20.9 million and $0.5 million, respectively, income (loss) from discontinued operations, net of tax on the consolidated statement of loss and comprehensive loss.

In connection with the completion of the Asset Sale on April 3, 2017, the liability under the 2022 Notes was satisfied.

Convertible Notes

In July 2013, the Company issued $125.0 million aggregate principal amount of Convertible Notes in an underwritten public offering. The Company issued the Convertible Notes under an indenture, dated as of July 17, 2013 (the “Base Indenture”) between the Company and Wells Fargo Bank, National Association, as trustee (the “Convertible Notes Trustee”), as supplemented by a supplemental indenture, dated as of July 17, 2013, between the Company and the Convertible Notes Trustee (together with the Base Indenture, the “Wells Fargo Indenture”). As a result of the Convertible Notes offering, the Company received net proceeds of approximately $120.6 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company.

The Convertible Notes bear interest at a rate of 4.50% per year, payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2014. The Convertible Notes are general unsecured senior obligations of the Company and rank (i) pari passu in seniority with respect to the 2022 Notes, (ii) senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Convertible Notes, (iii) equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated, (iv) effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (v) structurally junior to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries.

The Company separately accounted for the liability and equity components of the Convertible Notes by bifurcating gross proceeds between the indebtedness, or liability component, and the embedded conversion option, or equity component. This bifurcation was done by estimating an effective interest rate as of the date of issuance for similar notes which do not contain an embedded conversion option. The gross proceeds received from the issuance of the Convertible Notes less the initial amount allocated to the indebtedness resulted in a $53.8 million allocation to the embedded conversion option. The embedded conversion option was recorded in stockholders’ deficit and as debt discount, to be subsequently amortized as interest expense over the term of the Convertible Notes. Underwriting discounts and commissions and offering expenses totaled $4.4 million and were allocated to the indebtedness and the embedded conversion option based on their relative values.

On April 13, 2016, the Company entered into separate, privately-negotiated conversion agreements (the “Conversion Agreements”) with certain holders of the Convertible Notes. Under the Conversion Agreements, such holders agreed to convert an aggregate principal amount of $64.2 million of Convertible Notes held by them. The Company initially settled each $1,000 principal amount of Convertible Notes surrendered for conversion by delivering 136 shares of the Company’s common stock on April 18, 2016. In total, the Company issued an aggregate of 873,215 shares of its common stock on this initial closing date. In addition, pursuant to the Conversion Agreements, at the additional closings (as defined in the Conversion Agreements), the Company issued an aggregate of 363,551 shares of the Company’s common stock representing an aggregate of $27.7 million as additional payments in respect of the conversion of the Convertible Notes. The number of additional shares was determined based on the daily VWAP (as defined in the Conversion Agreements) of the Company’s common stock for each of the trading days in the 10-day trading period following the date of the Conversion Agreements. The issuance of 1,236,766 total shares of the Company’s common stock pursuant to the Conversion Agreements resulted in an increase to common stock and additional paid-in capital of $101.0 million.

As a result of the conversion, the Company recognized an overall loss on extinguishment of $14.6 million representing the difference between the total settlement consideration transferred to the holders that was attributed to the liability component of the Convertible Notes, based on the fair value of that component at the time of conversion, and the net carrying value of the liability. The loss on extinguishment was recorded as interest expense during the second quarter of 2016. The remaining settlement consideration transferred was allocated to the reacquisition of the embedded conversion option and recognized as a $39.8 million reduction of additional paid-in capital. Transaction costs incurred with third parties related to the conversion were allocated to the liability and equity components and resulted in an additional $0.2 million of interest expense and a $0.2 million reduction of additional paid-in capital.

The outstanding Convertible Notes will mature on July 15, 2020 (the “Maturity Date”), unless earlier repurchased by the Company or converted at the option of holders. Holders may convert their Convertible Notes at their option at any time prior to the close of business on the business day immediately preceding April 15, 2020 only under the following circumstances:

•

during any calendar quarter commencing after September 30, 2013 (and only during such calendar quarter), if the last reported sale price of the Company’s common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•

during the five business day period after any five consecutive trading day period (the “measurement period”) in which the trading price (as defined in the Convertible Notes) per $1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate on each such trading day; or

•	upon the occurrence of specified corporate events set forth in the Wells Fargo Indenture.

On or after April 15, 2020 until the close of business on the business day immediately preceding the Maturity Date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances.

Following the repayment and satisfaction in full of the Company’s obligations to Hercules under the Loan Agreement, which occurred in December 2015, upon any conversion of the Convertible Notes, the Convertible Notes may be settled, at the Company’s election, in cash, shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock.

The initial conversion rate of the Convertible Notes upon issuance in July 2013 was 160 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes, which was equivalent to an initial conversion price of $6.25 per share of common stock. As a result of the special dividend that was payable on May 26, 2017 to stockholders of record as of the close of business on May 17, 2017, the conversion rate of the Convertible Notes was adjusted from 160.0000 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes to 235.2112 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes. As a result of the one-for-ten reverse stock split of the Company’s common stock effected on September 5, 2017, the conversion rate of the Convertible Notes was further adjusted from 235.2112 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes to 23.5210 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes. The conversion rate will be subject to further adjustment in some events, but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the Maturity Date, the Company will increase the conversion rate for a holder who elects to convert its Convertible Notes in connection with such a corporate event in certain circumstances.

Upon the occurrence of a fundamental change (as defined in the Wells Fargo Indenture) involving the Company, holders of the Convertible Notes may require the Company to repurchase all or a portion of their Convertible Notes for cash at a price equal to 100% of the principal amount of the Convertible Notes to be purchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

The Wells Fargo Indenture contains customary terms and covenants and events of default with respect to the Convertible Notes. If an event of default (as defined in the Wells Fargo Indenture) occurs and is continuing, the Convertible Notes Trustee by written notice to the Company, or the holders of at least 25% in aggregate principal amount of the Convertible Notes then outstanding by written notice to the Company and the Convertible Notes Trustee, may, and the Convertible Notes Trustee at the request of such holders will, declare 100% of the principal of and accrued and unpaid interest on the Convertible Notes to be due and payable. In the case of an event of default arising out of certain events of bankruptcy, insolvency or reorganization involving the Company or a significant subsidiary (as set forth in the Indenture), 100% of the principal of and accrued and unpaid interest on the Convertible Notes will automatically become due and payable. There have been no events of default as of or during the year ended December 31, 2016.

For the years ended December 31, 2016, 2015 and 2014, interest expense related to the Convertible Notes was $22.7 million, $13.7 million and $13.7 million, respectively. As discussed above, interest expense for the year ended December 31, 2016 includes the loss on extinguishment of $14.6 million associated with the April 2016 conversion of the Convertible Notes as well as $0.2 million of related transaction costs.

Loan Agreement

In November 2012, the Company entered into the Loan Agreement with Hercules pursuant to which the Company received loans in the aggregate principal amount of $40.0 million. The Company, as permitted under the Loan Agreement, had previously extended the interest-only payment period with the aggregate principal balance of the loans to be repaid in monthly installments starting on June 1, 2014 and continuing through November 1, 2016. On June 25, 2014, the Company entered into an amendment to the Loan Agreement, whereby the Company and Hercules agreed to extend until October 1, 2014 the period during which the Company makes interest-only payments. On November 6, 2014, the Company entered into a further amendment to the Loan Agreement, whereby the Company and Hercules agreed to extend by four additional months the period during which the Company makes interest-only payments. On February 25, 2015, the Company entered into a fourth amendment to the Loan Agreement pursuant to which the Company and Hercules agreed to extend the maturity date and the period during which the Company makes interest-only payments on its current loans in the aggregate principal amount of $40.0 million. As a result of this amendment, the Company was required to repay the outstanding aggregate principal balance of the loan beginning on June 1, 2016 and continuing through November 1, 2018. As a result of the FDA’s approval of the Company’s NDA for ONIVYDE, which occurred on October 22, 2015, the Company elected to extend the interest-only period by an additional six months such that the Company would repay the outstanding aggregate principal balance of the loans beginning on December 1, 2016 and continuing through November 1, 2018. This amendment was treated as a debt modification for accounting purposes.

Upon the earlier of full repayment of the loans or November 1, 2016, the Company was required to pay Hercules a fee of $1.2 million, which had been recorded as a discount to the loans and as a long-term liability on the Company’s consolidated balance sheets. Additionally, the Company reimbursed Hercules for costs incurred related to the loans, which was reflected as a discount to the carrying value of the loans. The Company amortized these loan discounts totaling $1.6 million to interest expense over the term of the loans using the effective interest method.

In connection with the Loan Agreement, the Company granted Hercules a security interest in all of the Company’s personal property now owned or hereafter acquired, excluding intellectual property but including the proceeds from the sale, if any, of intellectual property, and a negative pledge on intellectual property. The Loan Agreement also contained certain representations, warranties and non-financial covenants of the Company.

During the fourth quarter of 2015, the Company repaid the loans in full in conjunction with the issuance of the 2022 Notes. The total repayment amount included the $40.0 million in outstanding principal, the $1.2 million fee discussed above and interest accrued up through the repayment date. The Company assessed the repayment of the Loan Agreement with Hercules in conjunction with the issuance of the 2022 Notes, of which Hercules holds a portion, in accordance with the debt extinguishment and modification guidance per ASC 470, Debt. Based upon this assessment, the Company concluded that this transaction represented a debt modification, and accordingly, $0.3 million of unamortized debt issuance costs related to the Loan Agreement are being amortized as an adjustment of interest expense over the life of the 2022 Notes using the effective interest method. In addition, $0.9 million of debt issuance costs associated with the 2022 Notes were allocated to the modified Loan Agreement and expensed as a component of “Interest expense” on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015.

For the years ended December 31, 2015 and 2014, interest expense related to the Hercules loans was $5.4 million and $4.7 million, respectively. No interest expense related to the Hercules loans was recognized during the year ended December 31, 2016.

Credit Facility

On November 8, 2016, the Company entered into a Loan and Security Agreement (the “Credit Agreement”) with BioPharma Credit Investments IV Sub, LP (“Pharmakon”) pursuant to which a credit facility of an aggregate principal amount of at least $15.0 million and up to $25.0 million is available. If the Company borrows under the Credit Agreement, the credit facility will bear interest at an annual rate of 11.50%.

The Company had not borrowed any amounts under the Credit Agreement as of December 31, 2016 and on April 27, 2017, the credit agreement expired.

Silver Creek Convertible Notes

In December 2012, the Company’s majority owned subsidiary, Silver Creek, entered into a Note Purchase Agreement pursuant to which it issued convertible notes to various lenders in aggregate principal amounts of $1.6 million in December 2012, $0.9 million during the year ended December 31, 2013 and $1.0 million during the year ended December 31, 2014. The notes issued pursuant to the Note Purchase Agreement bore interest at 6% per annum. Upon issuance, these convertible notes contained a feature wherein if at any time prior to maturity Silver Creek enters into a qualifying equity financing, defined as a sale or series of related sales of equity securities prior to the maturity date and resulting in at least $4.0 million of gross proceeds, the notes would automatically convert into the next qualifying equity financing at a 25% discount. The Company determined that this convertible feature met the definition of a derivative and required separate accounting treatment. The derivative was estimated to be valued at $0.2 million using a probability-weighted model and was recorded as derivative liability on the consolidated balance sheets. For the year ended December 31, 2014, the derivative was remeasured upon conversion of the notes with the gain in remeasurement recognized in other income. The specific notes that were outstanding as of December 31, 2014 matured and converted, along with an immaterial amount of accrued interest into shares of Silver Creek Series A preferred stock on December 31, 2014.

In May 2016, Silver Creek issued an aggregate of $1.0 million of Silver Creek Notes. In August 2016, Silver Creek issued $0.2 million of additional Silver Creek Notes under the same terms as the May 2016 issuance. The Silver Creek Notes were automatically convertible into shares of Silver Creek equity under a variety of conversion scenarios. The Silver Creek Notes bore interest at 6% per annum and were set to mature and convert, along with accrued interest, into Silver Creek Series B preferred stock at a conversion price of $1.35 per share on December 31, 2016. If, prior to maturity, Silver Creek entered into a sale or series of related sales of equity securities resulting in at least $4.0 million of gross proceeds, the Silver Creek Notes would convert into the equity securities sold at the lesser of the price paid per share for the equity securities or $1.60 per share. Principal and accrued interest related to the Silver Creek Notes were not permitted to be paid in cash by Silver Creek without the consent of a majority of the noteholders.

In December 2016, Silver Creek executed a Series C Preferred Stock and Warrant Purchase Agreement (the “Silver Creek Series C Agreement”) whereby it agreed to sell 1.5 million shares of Silver Creek Series C preferred stock to new investors at a purchase price of $1.50 per share. In connection with this financing, holders of the Silver Creek Notes agreed to convert all principal and accrued interest associated with the Silver Creek Notes into 0.8 million shares of Silver Creek Series C preferred stock at a conversion price of $1.50 per share.

New purchasers of the Silver Creek Series C preferred stock also received warrants to purchase an aggregate of 1.9 million shares of Silver Creek Series C preferred stock at a future date. The exercise price of the warrants varies based upon the achievement of certain milestone events defined in the related warrant agreements. Milestone Event 1 is defined as the date that is seven business days following the acceptance by the FDA of Silver Creek’s filing of an Investigational New Drug application (“IND”), or 30 business days after the IND is filed without FDA rejection of the application. Milestone Event 2 is defined as the date that is seven business days following the date when Silver Creek completes a Phase 1 clinical trial provided, that if Silver Creek receives proceeds of less than $4.0 million pursuant to the sale of Series C preferred stock, Milestone Event 2 shall mean the date that is seven business days following the first dose in humans in a clinical trial.

Of the warrants to purchase 1.9 million shares of Silver Creek Series C preferred stock that were issued, warrants to purchase 1.2 million shares of Silver Creek Series C preferred stock are exercisable at an exercise price of $1.75 per share if the warrant is exercised prior to the date that is 30 business days after the date that the holder receives notice from Silver Creek of the achievement of Milestone Event 1, or $2.25 per share if the warrant is exercised on or after the date that is 30 business days after the holder receives notice from Silver Creek of the achievement of Milestone Event 1. The remaining warrants to purchase 0.7 million shares of Silver Creek Series C preferred stock are exercisable at an exercise price of $2.25 per share if the warrant is exercised prior to the date that is 30 business days after the date that the holder receives notice from Silver Creek of the achievement of Milestone Event 2, or $2.75 per share if the warrant is exercised on or after the date that is 30 business days after Milestone Event 2. All warrants to purchase Silver Creek Series C preferred stock are exercisable until the earliest of (i) the consummation of a Silver Creek liquidation event, (ii) the consummation of an initial public offering of Silver Creek common stock, (iii) four months after the achievement of Milestone Event 2 or (iv) seven years from the date of issuance.

The warrants to purchase Silver Creek Series C preferred stock were classified as a current liability in accordance with ASC 480, Distinguishing Liabilities from Equity, and initially measured at fair value, as described more fully in Note 6, “Fair Value of Financial Instruments.” The fair value of the warrants was deducted from the total Silver Creek Series C preferred stock proceeds received by Silver Creek, and the remaining proceeds received were allocated to the Silver Creek Series C preferred stock.

Future Minimum Payments under Outstanding Borrowings

Future minimum payments under outstanding borrowings as of December 31, 2016 are as follows:

(in thousands)	Convertible Notes
2017	$2,736
2018	2,736
2019	2,736
2020	63,527
2021 and thereafter	—
Total	71,735
Less interest	(10,943)
Less unamortized discount	(13,842)
Less current portion	—
Long-term debt	$46,950